UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                  FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

Investment Company Act file number 811-4766

                  Dreyfus Premier California Municipal Bond Fund
                (Exact name of Registrant as specified in charter)

                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                             New York, New York 10166
               (Address of principal executive offices) (Zip code)

                               Mark N. Jacobs, Esq.
                                 200 Park Avenue
                             New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    (212) 922-6000

Date of fiscal year end:     1/31


Date of reporting period:    7/31/03


                                  FORM N-CSR


ITEM 1.     REPORTS TO STOCKHOLDERS.

     Dreyfus Premier

      CALIFORNIA MUNICIPAL
      BOND FUND

      SEMIANNUAL REPORT July 31, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                             9   Statement of Assets and Liabilities

                            10   Statement of Operations

                            11   Statement of Changes in Net Assets

                            13   Financial Highlights

                            16   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                 Dreyfus Premier California Municipal Bond Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Premier California Municipal Bond Fund covers the six-month period from February 1, 2003, through July 31, 2003. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Joseph Darcy.

Although municipal bonds generally continued to rally during much of the six-month reporting period, driven higher by declining interest rates and robust levels of investor demand, the market reversed course sharply in July. Tax-exempt securities generally gave back a significant amount of the gains achieved earlier in the reporting period as deflation-related concerns eased and investors began to look forward to stronger economic growth.

With yields on many high-quality securities near historical lows, maintaining a steady stream of current tax-exempt income has been a challenge for many investors. Nonetheless, we remain optimistic about the prospects for municipal bonds as states faced with worsening budget problems consider raising taxes, which we believe may make tax-exempt securities more attractive to many investors. Your financial advisor may be in the best position to recommend the income strategies that are right for you in today's market environment.

Thank you for your continued confidence and support.

Sincerely,

/s/ Stephen E. Canter
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
August 15, 2003




DISCUSSION OF FUND PERFORMANCE

Joseph Darcy, Portfolio Manager

How did Dreyfus Premier California Municipal Bond Fund perform relative to its benchmark?

For the six-month period ended July 31, 2003, the fund produced a -0.43% total return for Class A shares, -0.67% for Class B shares and -0.87% for Class C shares.(1) In comparison, the Lehman Brothers Municipal Bond Index, the fund's benchmark, achieved a total return of 0.43% for the same period.(2) In addition, the average total return for all funds reported in the fund's peer group, the Lipper California Municipal Debt Funds category, was -0.17% .(3)

During the reporting period, California's municipal bond market was primarily influenced by heightened market volatility caused by changing prospects for the U.S. economy and the state's deteriorating fiscal condition. The fund's returns trailed the return of its benchmark, which contains bonds from many states, not just California, and does not reflect fees and expenses. The fund also produced lower returns than its Lipper category average due to heightened market volatility in July, when long-term bond yields surged and prices declined

What is the fund's investment approach?

The fund seeks as high a level of current income exempt from federal and California state personal income taxes as is consistent with the preservation of capital. To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and California state personal income taxes. The fund will invest at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund's portfolio is expected to exceed 10 years.

The portfolio manager may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds

                                                                       The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

for investment, the portfolio manager may assess the current interest-rate environment and the municipal bond' s potential volatility in different rate environments. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund's assets may be allocated to "discount" bonds, which are bonds that sell at a price below their face value, or to "premium" bonds, which are bonds that sell at a price above their face value. The fund's allocation to either discount bonds or to premium bonds will change along with the portfolio manager's changing views of the current interest-rate and market environment. The portfolio manager also may look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund's performance?

The reporting period was difficult for California as the state continued to receive less revenue from income taxes, sales taxes and capital gains taxes than it had projected. Faced with a budget deficit estimated at more than $38 billion, California attempted to bridge a significant portion of the gap by issuing municipal bonds. The effects of these fiscal difficulties were intensified by an unsettled political situation, including the successful effort to force a recall election against Governor Gray Davis.

The effects of California's budget problems on its municipal bonds might have been more severe had it not been for generally favorable market conditions on the national level. Bond yields trended lower for most of the reporting period, contributing positively to the fund's total return as investors anticipated the Federal Reserve Board's reduction of short-term interest rates in June. However, yields surged higher in July in anticipation of stronger U.S. economic growth, and municipal bonds gave back a significant amount of their previous price gains. The market's decline was particularly severe among bonds with maturities in the intermediate-term range, on which the fund focused for much of the reporting period. In addition, the effects of heightened market volatility were magnified by the fund' s leveraging strategy.


Because of California' s fiscal problems, the fund began the reporting period with no exposure to the state's uninsured general obligation bonds. Instead, we favored bonds from highly rated local government entities, including revenue-producing essential-services facilities, such as water and sewer plants, and certain school districts. Toward the end of the reporting period, however, California' s general obligation bonds had fallen to price levels we considered attractive relative to historical norms, and the state appeared close to a deal among lawmakers that may help it begin to bridge its budget gap. We will continue to monitor the state's fiscal condition, including any more specific measures if and when they are proposed.

What is the fund's current strategy?

We  have  begun  to detect signs that California's state government may begin to
reduce   aid   to  counties,  school  districts  and  development  authorities, essentially passing its fiscal burdens down to the local level. Accordingly, depending on our assessment of California's deficit-reduction plans, we may begin to gradually shift assets away from locally issued securities to the state' s direct and ancillary obligations. We will continue to monitor this situation.

August 15, 2003

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID, AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGE IN THE CASE OF CLASS A SHARES, OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-CALIFORNIA RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX
(AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS A WIDELY ACCEPTED, UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. INDEX RETURNS DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH OPERATING A MUTUAL FUND.

(3) SOURCE: LIPPER INC. -- CATEGORY AVERAGE RETURNS REFLECT THE FEES AND EXPENSES OF THE FUNDS COMPRISING THE AVERAGE.

                                                             The Fund



July 31, 2003 (Unaudited)

STATEMENT OF INVESTMENTS

                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS--98.2%                                                        Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA--90.3%

Abag Finance Authority for Nonprofit Corporations, Revenue:

  Multi Family Housing

      (Central Park Apartments) 5.50%, 7/1/2019                                               1,010,000                1,022,685

   (Sansum-Santa Barbara Medical) 5.50%, 4/1/2021                                             1,500,000                1,508,610

Alameda County, COP 9.67%, 12/1/2013 (Insured; MBIA)                                          5,000,000  (a,b)         5,881,450

State of California:

   6.125%, 10/1/2011 (Insured; FGIC)                                                          2,875,000                3,297,970

   9.375%, 10/1/2013                                                                          5,000,000  (a,b)         5,770,900

California Department Water Resources,
   Power Supply Revenue

   5.375%, 5/1/2018 (Insured; AMBAC)                                                          2,500,000                2,611,675

California Educational Facilities Authority, Revenue:

   (Santa Clara University) 5.25%, 9/1/2026                                                   4,660,000                4,769,929

   (California Institute of Technology) 5%, 10/1/2032                                         3,500,000                3,454,780

California Health Facilities Financing Authority, Revenue

   (Cedars-Sinai Medical Center) 6.25%, 12/1/2034                                             5,210,000                5,482,483

California Housing Finance Agency,
   Home Mortgage Revenue 6.15%, 8/1/2016                                                      3,000,000                3,062,460

California Pollution Control Financing Authority, PCR

   (Southern California Edison Co.) 7%, 2/28/2008                                             2,000,000                2,026,040

California Statewide Communities Development

  Authority, COP (Motion Picture and TV Fund)

   6.45%, 1/1/2022 (Insured; AMBAC)                                                           2,500,000                2,537,025

Capistrano Unified School District (Unified
   School Facilities Improvement District
   Number 1) 6%, 8/1/2024 (Insured; FGIC)                                                     2,075,000                2,268,660

Central California Joint Powers Health Financing Authority,
   COP (Community Hospitals of Central California):

      6%, 2/1/2030                                                                            2,000,000                2,009,900

      5.75%, 2/1/2031                                                                         3,500,000                3,408,125

Contra Costa County Water District, Water Revenue:

  6%, 10/1/2011 (Insured; MBIA)

      (Prerefunded 10/1/2004)                                                                 1,475,000  (c)           1,590,094

   5%, 10/1/2019 (Insured; FSA)                                                               2,840,000                2,893,108

Cucamonga County Water District, COP

   5.25%, 9/1/2025 (Insured; FGIC)                                                            4,550,000                4,623,710

Delano, COP (Delano Regional Medical Center)

   5.25%, 1/1/2018                                                                            3,500,000                3,175,060

Elsinore Valley Municipal Water District, COP

   5.375%, 7/1/2018 (Insured; FGIC)                                                           1,660,000                1,791,157

Escondido Improvement Board 5.70%, 9/2/2026                                                     970,000                  970,019


                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA (CONTINUED)

Fullerton California Community Facilities District No. 1,

   Special Tax (Amerige Heights) 6.10%, 9/1/2022                                              1,000,000                1,015,600

High Desert Memorial Health Care District, Revenue

   5.40%, 10/1/2011                                                                           2,500,000                2,365,150

Madera County, COP (Valley Children's Hospital)

   6.50%, 3/15/2009 (Insured; MBIA)                                                           3,370,000                3,915,906

Murrieta Unified School District

   Zero Coupon, 9/1/2021 (Insured; FGIC)                                                      4,950,000                1,796,207

Natamos Unified School District

   5.95%, 9/1/2021 (Insured; MBIA)                                                            2,500,000                2,848,075

Northern California Power Agency, Public

  Power Revenue (Hydroelectric Project No. 1)

   6.30%, 7/1/2018 (Insured; MBIA)                                                            6,000,000                7,045,560

Orange County Community Facilities, District
   Special Tax (Ladera Ranch) 6%, 8/15/2032                                                   1,000,000                1,002,810

Riverside County, SFMR 7.80%, 5/1/2021                                                        1,250,000                1,641,788

Sacramento County Sanitation District

   Financing Authority, Revenue
   5.50%, 12/1/2017 (Insured; AMBAC)                                                          2,530,000                2,796,358

San Diego County, COP (Burnham Institute)

   6.25%, 9/1/2029                                                                            2,800,000                2,910,376

San Diego Unified School District

   Zero Coupon 7/1/2017 (Insured; FGIC)                                                       2,325,000                1,128,044

San Francisco City and County, COP (Bruno Jail #3)

   5.25%, 10/1/2021 (Insured; AMBAC)                                                          2,985,000                3,047,297

Santa Monica-Malibu Unified School District

   5.25%, 8/1/2018                                                                            4,175,000                4,478,439

Ventura County Community College District

   5.50%, 8/1/2023 (Insured; MBIA)                                                            2,000,000                2,094,780

West Covina Redevelopment Agency, Community Facilities

   District Special Tax 6%, 9/1/2022                                                          3,000,000                3,324,810

U.S. RELATED--7.9%

Puerto Rico Commonwealth Highway and Transportation

   Authority, Revenue 5.50%, 7/1/2013 (Insured; MBIA)                                         4,750,000                5,309,835

Virgin Islands Public Finance Authority, Revenue

   7.30%, 10/1/2018                                                                           3,100,000                3,944,223
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $110,207,053)                                                             98.2%              114,821,098

CASH AND RECEIVABLES (NET)                                                                         1.8%                2,062,019

NET ASSETS                                                                                       100.0%              116,883,117

                                                                                                     The Fund



STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

Summary of Abbreviations

AMBAC                American Municipal

                         Bond Assurance Corporation

COP                  Certificate of Participation

FGIC                 Financial Guaranty Insurance

                         Company

FSA                  Financial Security Assurance

MBIA                 Municipal Bond Investors Assurance

                         Insurance Corporation

PCR                  Pollution Control Revenue

SFMR                 Single Family Mortgage Revenue


Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

AAA                              Aaa                             AAA                                              63.2

AA                               Aa                              AA                                                8.8

A                                A                               A                                                12.4

BBB                              Baa                             BBB                                               9.6

BB                               Ba                              BB                                                1.6

Not Rated (d)                    Not Rated (d)                   Not Rated (d)                                     4.4

                                                                                                                 100.0



(A)  INVERSE   FLOATER   SECURITY--THE   INTEREST  RATE  IS  SUBJECT  TO  CHANGE
PERIODICALLY.

(B) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT JULY 31, 2003, THESE SECURITIES AMOUNTED TO $11,652,350 OR 10.0% OF NET ASSETS.

(C) BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND INTEREST ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE EARLIEST REFUNDING DATE.

(D) SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE RATED SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

July 31, 2003 (Unaudited)

                                                             Cost        Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           110,207,053   114,821,098

Cash                                                                  1,399,499

Interest receivable                                                   1,952,398

Receivable for investment securities sold                             1,880,287

Receivable for shares of Beneficial Interest subscribed                  89,539

Prepaid expenses                                                         13,964

                                                                    120,156,785
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            91,778

Payable for investment securities purchased                           2,973,395

Payable for shares of Beneficial Interest redeemed                      190,658

Accrued expenses and other liabilities                                   17,837

                                                                      3,273,668
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      116,883,117
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     117,624,605

Accumulated undistributed investment income--net                         34,208

Accumulated net realized gain (loss) on investments                 (5,389,741)

Accumulated net unrealized appreciation
  (depreciation) on investments                                       4,614,045
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      116,883,117


NET ASSET VALUE PER SHARE

                                                                              Class A                Class B               Class C
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                                            100,050,034              14,462,992             2,370,091

Shares Outstanding                                                          8,305,374               1,200,477               195,987
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                   12.05                   12.05                 12.09

SEE NOTES TO FINANCIAL STATEMENTS.



                                                             The Fund

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      3,256,263

EXPENSES:

Management fee--Note 3(a)                                              344,040

Shareholder servicing costs--Note 3(c)                                 189,348

Distribution fees--Note 3(b)                                            50,155

Professional fees                                                       25,022

Registration fees                                                       11,511

Custodian fees                                                           7,695

Prospectus and shareholders' reports                                     7,235

Trustees' fees and expenses--Note 3(d)                                   3,009

Loan commitment fees--Note 2                                               514

Miscellaneous                                                            6,187

TOTAL EXPENSES                                                         644,716

Less--reduction in management
  fee due to undertaking--Note 3(a)                                     (2,205)

NET EXPENSES                                                           642,511

INVESTMENT INCOME--NET                                               2,613,752
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                                596,581

Net unrealized appreciation (depreciation) on investments           (3,476,630)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              (2,880,049)

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                (266,297)

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                            July 31, 2003           Year Ended
                                              (Unaudited)     January 31, 2003
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          2,613,752            5,652,734

Net realized gain (loss) on investments           596,581           (2,003,665)

Net unrealized appreciation
   (depreciation) on investments               (3,476,630)           3,476,480

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                     (266,297)           7,125,549
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                 (2,263,438)          (4,988,713)

Class B shares                                   (294,424)            (578,305)

Class C shares                                    (50,558)             (76,523)

TOTAL DIVIDENDS                                (2,608,420)          (5,643,541)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                                  6,883,337           22,566,917

Class B shares                                  1,361,841            6,646,919

Class C shares                                    762,277            1,517,578

Dividends reinvested:

Class A shares                                  1,131,090            2,515,079

Class B shares                                    170,403              298,802

Class C shares                                     14,392               15,074

Cost of shares redeemed:

Class A shares                                (12,750,280)         (34,452,369)

Class B shares                                 (3,138,454)          (3,993,253)

Class C shares                                   (933,020)            (367,724)

INCREASE (DECREASE) IN NET ASSETS
   FROM BENEFICIAL INTEREST TRANSACTIONS       (6,498,414)          (5,252,977)

TOTAL INCREASE (DECREASE) IN NET ASSETS        (9,373,131)          (3,770,969)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           126,256,248          130,027,217

END OF PERIOD                                 116,883,117          126,256,248

Undistributed investment income--net               34,208                 --

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                         Six Months Ended
                                            July 31, 2003           Year Ended
                                              (Unaudited)     January 31, 2003
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

CLASS A(A)

Shares sold                                       545,273            1,831,958

Shares issued for dividends reinvested             89,899              203,821

Shares redeemed                                (1,007,787)          (2,797,666)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING    (372,615)            (761,887)
--------------------------------------------------------------------------------

CLASS B(A)

Shares sold                                       108,205              536,882

Shares issued for dividends reinvested             13,546               24,174

Shares redeemed                                  (248,848)            (324,080)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING    (127,097)             236,976
--------------------------------------------------------------------------------

CLASS C

Shares sold                                        60,136              121,006

Shares issued for dividends reinvested              1,138                1,214

Shares redeemed                                   (73,771)             (29,055)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     (12,497)              93,165

(A) DURING THE PERIOD ENDED JULY 31, 2003, 8,897 CLASS B SHARES REPRESENTING $111,551 WERE AUTOMATICALLY CONVERTED TO 8,896 CLASS A SHARES AND DURING THE PERIOD ENDED JANUARY 31, 2003, 76,166 CLASS B SHARES REPRESENTING $940,032 WERE AUTOMATICALLY CONVERTED TO 76,166 CLASS A SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.



                                         Six Months Ended
                                            July 31, 2003                                Year Ended January 31,
                                                                   -----------------------------------------------------------------
CLASS A SHARES                                 (Unaudited)          2003          2002(a)        2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               12.36         12.21         12.27          11.13          12.78         13.00

Investment Operations:

Investment income--net                                 .27(b)        .55(b)        .54(b)         .55            .54           .56

Net realized and unrealized
   gain (loss) on investments                         (.31)          .15          (.06)          1.14          (1.59)          .12

Total from Investment Operations                      (.04)          .70           .48           1.69          (1.05)          .68

Distributions:

Dividends from investment
   income--net                                        (.27)         (.55)         (.54)          (.55)          (.54)         (.56)

Dividends from net realized
   gain on investments                                  --             --           --            --            (.06)         (.34)

Total Distributions                                   (.27)         (.55)         (.54)          (.55)          (.60)         (.90)

Net asset value, end of period                       12.05         12.36         12.21          12.27          11.13         12.78
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                   (.43)(d)      5.83          4.00          15.54          (8.42)         5.39
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .95(e)        .95           .93            .95            .95           .94

Ratio of net investment income

   to average net assets                              4.26(e)       4.47          4.43           4.71           4.47          4.36

Decrease reflected in above

  expense ratios due to

   undertakings by
   The Dreyfus Corporation                             .00(e,f)     .00(f)        .00(f)           .01            --            --

Portfolio Turnover Rate                               5.31(d)     19.30         33.88            12.58          54.74        101.36
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ X 1,000)                                     100,050      107,259       115,294          119,130        115,926       144,855



(A) AS REQUIRED, EFFECTIVE FEBRUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED JANUARY 31, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.42% TO 4.43%. PER SHARE DATA AND RATIOS/ SUPPLEMENTAL DATA FOR PERIODS PRIOR TO FEBRUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.

(D)  NOT ANNUALIZED.

(E)  ANNUALIZED.

(F)  AMOUNT REPRESENTS LESS THAN .01%.

SEE NOTES TO FINANCIAL STATEMENTS.



                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                         Six Months Ended
                                            July 31, 2003                                   Year Ended January 31,
                                                                   -----------------------------------------------------------------
CLASS B SHARES                                 (Unaudited)          2003          2002(a)        2001         2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               12.36          12.21         12.27         11.14          12.79         13.01

Investment Operations:

Investment income--net                                 .23(b)         .48(b)        .48(b)        .49            .47           .50

Net realized and unrealized
   gain (loss) on investments                         (.31)           .16          (.06)         1.13          (1.59)          .12

Total from Investment Operations                      (.08)           .64           .42          1.62          (1.12)          .62

Distributions:

Dividends from investment
   income--net                                        (.23)          (.49)         (.48)         (.49)          (.47)         (.50)

Dividends from net realized
   gain on investments                                  --             --            --            --           (.06)         (.34)

Total Distributions                                   (.23)          (.49)         (.48)         (.49)          (.53)         (.84)

Net asset value, end of period                       12.05          12.36         12.21         12.27          11.14         12.79
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                   (.67)(d)       5.30          3.48         14.86          (8.89)         4.86
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                 1.45(e)        1.45          1.43          1.45           1.46          1.45

Ratio of net investment income

   to average net assets                              3.76(e)        3.94          3.90          4.21           3.92          3.85

Decrease reflected in above

  expense ratios due to

   undertakings by
   The Dreyfus Corporation                             .00(e,f)       .00(f)        .00(f)        .02             --            --

Portfolio Turnover Rate                               5.31(d)       19.30         33.88         12.58          54.74        101.36
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ X 1,000)                                      14,463         16,410        13,320        12,171         13,518        23,810



(A) AS REQUIRED, EFFECTIVE FEBRUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED JANUARY 31, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 3.89% TO 3.90%. PER SHARE DATA AND RATIOS/ SUPPLEMENTAL DATA FOR PERIODS PRIOR TO FEBRUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.

(D)  NOT ANNUALIZED.

(E)  ANNUALIZED.

(F)  AMOUNT REPRESENTS LESS THAN .01%.

SEE NOTES TO FINANCIAL STATEMENTS.




                                         Six Months Ended
                                            July 31, 2003                                 Year Ended January 31,
                                                                    ----------------------------------------------------------------
CLASS C SHARES                                 (Unaudited)          2003          2002(a)        2001         2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               12.41         12.26         12.31          11.17         12.82        13.04

Investment Operations:

Investment income--net                                 .22(b)        .46(b)        .46(b)         .47           .45          .47

Net realized and unrealized
   gain (loss) on investments                         (.32)          .15          (.06)          1.14         (1.59)         .12

Total from Investment Operations                      (.10)          .61           .40           1.61         (1.14)         .59

Distributions:

Dividends from investment
   income--net                                        (.22)         (.46)         (.45)          (.47)         (.45)        (.47)

Dividends from net realized
   gain on investments                                  --            --           --            --            (.06)        (.34)

Total Distributions                                   (.22)         (.46)         (.45)          (.47)         (.51)        (.81)

Net asset value, end of period                       12.09         12.41         12.26          12.31         11.17        12.82
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                   (.87)(d)      5.03          3.32          14.64         (9.07)        4.63
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                1.69(e)        1.70          1.67           1.69          1.70         1.67

Ratio of net investment income

   to average net assets                             3.49(e)        3.67          3.68           3.95          3.73         3.68

Decrease reflected in above

  expense ratios due to

   undertakings by
   The Dreyfus Corporation                            .00(e,f)      .00(f)         .00(f)         .02            --        --

Portfolio Turnover Rate                              5.31(d)      19.30          33.88          12.58         54.74       101.36
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ X 1,000)                                      2,370         2,587          1,414         1,558          1,169        1,236



(A) AS REQUIRED, EFFECTIVE FEBRUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED JANUARY 31, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 3.67% TO 3.68%. PER SHARE DATA AND RATIOS/ SUPPLEMENTAL DATA FOR PERIODS PRIOR TO FEBRUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.

(D)  NOT ANNUALIZED.

(E)  ANNUALIZED.

(F)  AMOUNT REPRESENTS LESS THAN .01%.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Premier California Municipal Bond Fund (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The fund's investment objective is to maximize current income exempt from federal and California state personal income taxes to the extent consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B redemptions made within six years of purchase and Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class B shares automatically convert to Class A shares after six years. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service (the "Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the fund received net earnings credits of $2,411 during the period ended July 31, 2003 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the
distribution    requirements    of     The    Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $3,776,336 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 2003. If not applied, $699,453 of the carryover expires in fiscal 2008, $2,576,033 expires in fiscal 2009 and $500,850 expires in fiscal 2010.

The tax character of distributions paid to shareholders during the fiscal year ended January 31, 2003 was as follows: tax exempt income $5,643,541. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended July 31, 2003, the fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the fund's average daily net assets and is payable monthly. The

Manager has undertaken from February 1, 2003 through January 31, 2004, to reduce the management fee paid by the fund to the extent that, if the fund's aggregate annual expenses, exclusive of Rule 12b-1 Distribution Plan fees, taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed an annual rate of .97 of 1% of the value of the fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $2,205 during the period ended July 31, 2003.

During the period ended July 31, 2003, the Distributor retained $9,962 from commissions earned on sales of the fund's Class A shares, and $63,883 and $4,109 from contingent deferred sales charges on redemptions of the fund's Class B and C shares, respectively.

(b) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended July 31, 2003, Class B and Class C shares were charged $39,254 and $10,901, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended July 31, 2003, Class A, Class B and Class C shares were charged $133,121, $19,627 and $3,634, respectively, pursuant to the Shareholder Services Plan.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended July 31, 2003, the fund was charged $20,502 pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $50,000 and an attendance fee of $6,500 for each in-person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group in proportion to each fund's net assets. The Chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended July 31, 2003, amounted to $6,529,090 and $13,956,390, respectively.

At July 31, 2003, accumulated net unrealized appreciation on investments was $4,614,045, consisting of $5,523,276 gross unrealized appreciation and $909,231 gross unrealized depreciation.

At July 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


                                                           For More Information

                        Dreyfus Premier
                        California Municipal Bond Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call your
financial representative
or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss
Boulevard Uniondale, NY 11556-0144

(c) 2003 Dreyfus Service Corporation                                  023SA0703


ITEM 2.      CODE OF ETHICS.

            Not applicable.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

            Not applicable.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5.      [RESERVED]

ITEM 6.      [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8.      [RESERVED]

ITEM 9.     CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

(a)   Not applicable.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.



                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier California Municipal Bond Fund

By:   /S/ STEPHEN E. CANTER
      Stephen E. Canter
      President

Date:  September 24, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/ STEPHEN E. CANTER
      Stephen E. Canter
      Chief Executive Officer

Date:  September 24, 2003

By:   /S/ JAMES WINDELS
      James Windels
      Chief Financial Officer

Date:  September 24, 2003



                                EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.